NOTE 4 - SIGNIFICANT ACCOUNTING POLICIES - Income tax provision (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Current Federal Tax
Current State Tax
Change in NOL Benefit	1,005,000	566,000
Valuation allowance	(1,005,000)	(566,000)
Total